Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2018	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000.0	100,000,000.0
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding			0	0
Preferred stock, shares issued (in shares)			0	0
Conversion basis (in shares)			1
Minimum percentage of common stock			15.00%
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000.0	485,000,000.0
Common Stock, Shares, Outstanding			29,100,000	29,000,000.0
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Votes per share owned			one
Common Stock, Shares, Issued			29,100,000	29,000,000.0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000.0	100,000,000.0
Common Stock, Shares, Outstanding			4,600,000	4,600,000
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Votes per share owned			five
Maximum percentage of voting power			49.00%
Common Stock, Shares, Issued			4,600,000	4,600,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense			$ 300,000	$ 400,000	$ 200,000
Period Of Historical Data Used To Calculate Expected Volatility In Year			5 years
Unrecognized compensation cost related to non-vested stock options granted			$ 300,000	500,000	300,000
Intrinsic value of outstanding in-the-money stock options			900,000	7,200,000	0
Intrinsic value of exercisable stock options			$ 400,000	$ 2,300,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			7 years	8 years	8 years 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			6 years 6 months	7 years 1 month 6 days	7 years 8 months 12 days
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted stock units vested (in shares)			78,300	53,800	34,200
Market value of restricted stock units			$ 1,300,000	$ 500,000	$ 300,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)			44,800	34,100	23,600
2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (in dollars per share)				$ 2.79	$ 2.77
Expected volatility rate				48.70%	48.70%
Expected life (in years)				5 years	5 years
Dividend yield				3.00%	5.50%
Risk-free interest rate				2.40%	2.60%
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense			$ 200,000	$ 200,000	$ 200,000
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Restricted Stock or Unit Expense			$ 1,400,000	$ 800,000	$ 700,000
Non Management Directors | 2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			13,100	19,900	21,000.0
Grants in period (shares)			13,100	19,900	21,000.0
Non Management Directors | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)			0	58,800	63,000.0
Exercise price of stock options granted (in dollars per share)				$ 8.00	$ 9.76
Term of stock options (in years)			10 years
Officers and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Term of stock options (in years)			10 years
Vesting period (in years)			3 years
Officer | 2007 Long-Term Incentive Plan | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Vesting period (in years)			3 years
Restricted stock units aggregate value, granted (in shares)			$ 3,100,000	$ 800,000	$ 900,000
Officers and Employees and Certain Subsidiaries Employees | 2007 Long-Term Incentive Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)				218,200	92,000.0
Exercise price of stock options granted (in dollars per share)				$ 8.00	$ 9.76
2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)			1,250,000	1,250,000
2007 Long-Term Incentive Plan | Officer | Restricted Stock Units (RSUs) | Subsidiaries Employees
Class of Stock [Line Items]
Common stock, granted (in shares)			200,000	100,000	100,000
Minimum [Member]
Class of Stock [Line Items]
Dividend range under dividend policy	30.00%	30.00%
Dividends per quarter (USD per share)		$ 0.24
Maximum
Class of Stock [Line Items]
Dividend range under dividend policy	50.00%	50.00%